Consolidated Statements of Changes in Shareholders' Equity/Partners' Capital - USD ($) $ in Thousands	Ordinary shares	Additional Paid-in Capital [Member]	Accumulated deficit	Accumulated other comprehensive loss	Total
Stockholders' equity, beginning balance at Dec. 31, 2018	$ 525	$ 487,288	$ (102,120)	$ (1,846)	$ 383,847
Shares, Outstanding, Beginning Balance at Dec. 31, 2018	52,518,924
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of ordinary shares, value	$ (7)	(2,780)			$ (2,787)
Repurchase of ordinary shares, shares	(673,182)				(673,182)
Share compensation, value		4,932			$ 4,932
Net loss			(270,901)		(270,901)
Change in foreign currency translation adjustments				(383)	(383)
Stockholders' equity, ending balance at Dec. 31, 2019	$ 518	489,440	(373,021)	(2,229)	114,708
Shares, Outstanding, Ending Balance at Dec. 31, 2019	51,845,742
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of ordinary shares, value	$ (15)	(8,086)			$ (8,101)
Repurchase of ordinary shares, shares	(1,435,725)				(1,435,725)
Proceeds from issuance of ordinary shares, net of offering costs	$ 119	62,321			$ 62,440
Proceeds from issuance of ordinary shares, net of offering costs, Shares	11,900,000
Payments for taxes related to the net share settlement of equity awards		(749)			(749)
Share compensation, value	$ 3	5,144			5,147
Share compensation, shares	235,815
Net loss			(79,589)		(79,589)
Stockholders' equity, ending balance at Dec. 31, 2020	$ 625	$ 548,070	$ (452,610)	$ (2,229)	$ 93,856
Shares, Outstanding, Ending Balance at Dec. 31, 2020	62,545,832